DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Foreign currency forwards
Derivative instruments and hedging activities
Gain (loss) recognized in OCI	$ 152	$ (5,618)	$ 1,483	$ 112
Gain (loss) reclassified in to earnings - Effective Portion	(4,309)	3,420	1,838	53
Forward starting swap
Derivative instruments and hedging activities
Gain (loss) recognized in OCI	$ 91